RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of amounts due from and to related parties, excluding direct financing lease balances
The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies.

(in thousands of $)	June 30, 2025	December 31, 2024
Amounts due from:
Frontline plc	4,522	4,252
Seatankers	679	521
Golden Ocean *	—	237
Front Ocean	10	18
Paratus	4	2
Northern Ocean Operations Ltd. (“Northern Ocean”)	2,110	—
NorAm Drilling	171	109
River Box	103	92
Other related parties	5	3
Allowance for expected credit losses	(37)	(33)
Total amount due from related parties	7,567	5,201

Loans to related parties - associated companies, long-term
River Box	45,000	45,000
Total loans to related parties - associated companies, long-term	45,000	45,000

Amounts due to:
Frontline Shipping	1,668	1,234
Golden Ocean *	—	56
Seatankers	136	—
Other related parties	5	6
Total amount due to related parties	1,809	1,296
* On March 4, 2025, CMB.TECH NV (“CMB.TECH”), through its subsidiary CMB.TECH Bermuda Ltd., entered into a share purchase agreement with Hemen Holding Limited (“Hemen”) to purchase all of Hemen’s 81,363,730 common shares in Golden Ocean Group Limited (“Golden Ocean”) at a purchase price of $14.49 per common share (the “Share Purchase”). Following the closing of the Share Purchase on March 12, 2025, Hemen ceased to hold any common share of Golden Ocean and is consequently no longer a related party.